Fair Value of Financial Instruments not carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]
Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]
	Jun 30, 2022		Dec 31, 2021
in € m.	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and central bank balances	177,070	177,070	192,021	192,021
Interbank balances (w/o central banks)	7,902	7,902	7,342	7,342
Central bank funds sold and securities purchased under resale agreements	9,121	9,200	8,368	8,429
Securities borrowed	164	164	63	63
Loans	493,904	476,381	472,069	476,674
Other financial assets	123,999	122,606	94,588	94,732

Financial liabilities:
Deposits	617,144	617,352	604,396	604,645
Central bank funds purchased and securities sold under repurchase agreements	1,213	1,211	747	745
Securities loaned	8	8	24	24
Other short-term borrowings	5,189	5,187	4,034	4,035
Other financial liabilities	104,746	104,746	81,047	81,047
Long-term debt	143,924	139,669	144,485	146,871
Trust preferred securities	521	481	528	587

[1] Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2021.